General company information (Details) € / shares in Units, € in Millions, shares in Millions	Nov. 12, 2019	Nov. 07, 2019 $ / shares € / shares	Nov. 07, 2019 EUR (€) € / shares shares
Centogene AG
General Information About Financial Statements [Line Items]
Ownership interest held by company (as a percent)	100.00%
Common shares
General Information About Financial Statements [Line Items]
Number of common shares issued (in shares) | shares			4
Par value per share | € / shares		€ 0.12	€ 0.12
Public offering price (in dollars per share) | (per share)		€ 14.00	€ 12.58
Net offering proceeds | €			€ 47